INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Schedule Of Inventories
SCHEDULE OF INVENTORIES
As at	September 30, 2025	December 31, 2024
Finished goods	$1,591,500	$954,453
Parts	1,339,094	577,810
	$2,930,594	$1,532,263

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

	For the three months ended		For the nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Inventory	$1,363,053	$1,152,068	$3,844,309	$3,296,218
Consulting and services	259,676	279,598	464,612	418,035
Other	112,317	12,876	274,416	51,176
	$1,735,046	$1,444,542	$4,583,337	$3,765,429